Note 30 - Related Parties	12 Months Ended
Dec. 31, 2017
Statement Line Items [Line Items]
Disclosure of transactions between related parties [text block]
30	Related parties

Key management personnel are those persons having authority and responsibility for planning, directing and controlling the activities of the entity. Directors of the company, as well as certain mine managers are considered key management.

Employee contracts between Caledonia Mining South Africa Proprietary Limited, the Company and key management, include an option for respective key management to terminate such employee contract in the event of a change in control of the Company and to receive a severance payment equal to two
years’ compensation. If this was triggered as at
December 31, 2017
the severance payment would have amounted to
$5,015
(
2016:
$4,646;
2015:
$3,578
). A change in control would constitute:

•	the acquisition of more than 50% of the shares; or

•	the acquisition of right to exercise the majority of the voting rights of shares; or

•	the acquisition of the right to appoint the majority of the board of directors; or

•	the acquisition of more than 50% of the assets of the Group.

Key management personnel and director transactions:

A number of related parties transacted with the Group in the reporting period. The aggregate value of transactions and outstanding balances relating to key management personnel and entities over which they have control or significant influence were as follows:

	2017	2016	2015
Key management salaries and bonuses	2,041	2,033	2,452
Cash-settled share-based expense *	1,164	788	24
Total	3,205	2,821	2,476

Employees, officers, directors, consultants and other service providers also participate in the Group's share option program (see note
23
). Group entities are set out in note
31.

Refer to note
5
and note
33
for transactions with Non-controlling interests.
Refer to note
32
for management fees between Caledonia Mining South Africa Proprietary Limited and Blanket Mine (
1983
) (Private) Limited.

*
Amount inclusive of
$311
of the cash settled share based payment that is classified as production costs.